CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
ASSETS
Cash and cash equivalents	$ 72,515	$ 35,134
Available-for-sale marketable securities (Note 4)	11,915	854
Trade receivables (net of allowance for doubtful accounts of $ 3,313 and $ 2,380 at December 31, 2013 and 2014, respectively)	40,358	31,976
Other accounts receivable and prepaid expenses (Note 6)	3,973	5,209
Total current assets	128,761	73,173
LONG-TERM RECEIVABLES:
Severance pay fund	1,426	403
Long term deferred tax asset (Note 12)	1,583	1,674
Other long-term receivables	2,376	2,118
Total long-term receivables	5,385	4,195
PROPERTY AND EQUIPMENT, NET (Note 7)	2,005	1,773
INTANGIBLE ASSETS, NET (Note 8)	32,543	32,549
GOODWILL (Note 9)	55,490	55,313
Total assets	224,184	167,003
LIABILITIES AND EQUITY
Short term debt (Note 11)	2,853	1,055
Trade payables	3,861	4,149
Accrued expenses and other accounts payable (Note 10)	15,013	16,937
Deferred tax liability (Note 12)	760	2,567
Deferred revenues	3,431	3,294
Total current liabilities	25,918	28,002
ACCRUED SEVERANCE PAY	2,562	1,275
LONG TERM LIABILITIES:
Long term debt (Note 11)	490	2,274
Liabilities due to acquisition activities and other (Note 3)	474	1,396
Long term deferred tax liability (Note 12)	4,086	2,204
Total noncurrent liabilities	5,050	5,874
COMMITMENTS AND CONTINGENCIES (Note 15)
REDEEMABLE NON-CONTROLLING INTEREST	2,930	2,721
EQUITY (Note 13):
Ordinary shares of NIS 0.1 par value - Authorized: 50,000,000 shares at December 31, 2013 and 2014; Issued and Outstanding: 37,155,355 and 44,174,217 shares at December 31, 2013 and 2014, respectively	1,029	826
Additional paid-in capital	182,114	127,060
Accumulated other comprehensive loss	(5,347)	(172)
Accumulated (deficit) earnings	7,269	430
Total Magic Software Enterprises equity	185,065	128,144
Non-controlling interests	2,659	987
Total equity	187,724	129,131
Total liabilities, redeemable non-controlling interest and equity	$ 224,184	$ 167,003